Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Dividends paid per share	$ 1.16	$ 1.08	$ 1.00